Inventories	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Inventories
13.	INVENTORIES

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Finished goods	$21,705.6	$21,358.6
Work in process	91,672.9	126,550.9
Raw materials	14,716.0	12,991.5
Supplies and spare parts	9,258.9	9,537.7

	$137,353.4	$170,438.7

Write-down of inventories to net realizable value and reversal of write-down of inventories resulting from the increase in net realizable value were included in the cost of revenue. The amounts are illustrated below:

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Inventory losses (reversal of write-down of inventories)	$273.7	$(946.0)